Intangible Assets, Net	12 Months Ended
Sep. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8 — INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

		As of September 30,
	Useful life	2025	2024
Land use rights	50 years	$252,561	$256,211
Trademark	5 years	200,169	120,412
Software	3 years	21,201	21,506
Total		473,931	398,129
Less: accumulated amortization		(177,146)	(135,251)
Intangible assets, net		$296,785	$262,878

Amortization expense was $43,253, $11,700 and $5,098 for the years ended September 30, 2025, 2024 and 2023, respectively.

Estimated future amortization expense for intangible assets is as follows:

Years Ending September 30,	Amortization expense

2026	$45,085
2027	45,085
2028	45,085
2029	45,085
2030	45,085
Thereafter	71,360
$296,785